AIG Consumer Insurance 2919 Allen Parkway Houston, Texas 77019 www.aig.com
Nori L. Gabert Associate General Counsel and Vice President T 713 831 5165 F 713 831 5931 nori.gabert@valic.com

VIA EDGAR

April 13, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   Anchor Series Trust (the “Company”)

         (Securities Act File No. 2-86188;

         Investment Company Act File No. 811-3836)

Ladies and Gentlemen:

On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 65 (“Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. This filing reflects various immaterial changes from the Prospectuses and Statements of Additional Information included in Post-Effective Amendment No. 64 to the Registration Statement filed by the Registrant pursuant to Rule 485(a) on February 13, 2015. The Registrant is responding to the Staff’s comments by separate letter.

I have reviewed this Registration Statement, filed pursuant to Rule 485(b) of the 1933 Act, and represent that this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

The Amendment will be effective on May 1, 2015. Please contact me at 713.831.5165 if you have questions or need further information.

Very truly yours,

/s/ NORI L. GABERT

Nori L. Gabert

Enclosures